Fair Value - Summary of Fair Value of Other Financial Assets and Liabilities Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	$ 5,383,895	$ 2,466,048
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	5,383,895	2,466,048
First Lien Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	4,414,525
First Lien Term Loan | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	4,414,525
Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	969,370
Senior Notes | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	$ 969,370
Previous First Lien Term Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities		2,370,335
Previous First Lien Term Loans | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities		2,370,335
USD Second Lien Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities		95,713
USD Second Lien Term Loan | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities		$ 95,713